LORD ABBETT AMT FREE MUNICIPAL BOND FUND

Supplement dated December 21, 2010 to the

Summary Prospectus dated October 26, 2010

The following replaces the chart on page 6 of the subsection titled “Investment Adviser – Portfolio Managers” in the summary prospectus:

Portfolio Manager. The portfolio manager primarily responsible for the day-to-day management of the Fund is:

Portfolio Manager/Title	Member of the Investment Management Team Since
Daniel S. Solender, Partner and Director	2010

Please retain this document for your future reference.